Operating Expenses (Tables)	12 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Summary of Cost of Sales

	Cost of sales
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(14,843)	(14,027)	(5,357)	(9,809)
Personnel costs	(153,868)	(119,288)	(39,906)	(54,402)
Cost of materials	(327,954)	(299,691)	(246,660)	(128,937)
Properties & buildings maintenance, occupancy and incidental costs	(20,737)	(14,409)	(4,865)	(5,814)
Logistic expenses	(4,242)	(1,078)	(366)	(1,587)
IT & Consulting	(25,209)	(24,047)	(5,921)	(7,675)
Other	(19,263)	(20,491)	(8,618)	(4,973)
Cost of sales	(566,117)	(493,031)	(311,693)	(213,197)

Summary of Selling and Distribution Expenses

	Selling and distribution expenses
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(55,374)	(50,996)	(19,356)	(6,991)
Personnel costs	(87,963)	(71,325)	(25,551)	(32,154)
Marketing and selling expenses	(129,478)	(107,208)	(32,118)	(34,963)
Logistic expenses	(89,377)	(51,806)	(18,293)	(21,294)
IT & Consulting	(71,252)	(43,983)	(17,984)	(11,451)
Other	(22,407)	(22,053)	(10,361)	(4,955)
Selling and distribution expenses	(455,851)	(347,371)	(123,663)	(111,808)

Summary of General Administration Expenses

	General administration expenses
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(13,196)	(16,238)	(4,308)	(9,072)
Personnel costs	(113,905)	(41,267)	(18,041)	(15,061)
Insurance	(2,965)	(2,703)	(938)	(795)
IT & Consulting	(24,257)	(24,902)	(3,881)	(16,269)
Other	(17,066)	(1,479)	(3,871)	(11,431)
General administration expenses	(171,388)	(86,589)	(31,039)	(52,628)